Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2022
Restatement Of Previously Issued Financial Statements Abstract
Restatement of Previously Issued Financial Statements

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

On December 28, 2022, the Company held an extraordinary general meeting of shareholders at which a total of 186 shareholders elected to redeem an aggregate of 25,943,810 Public Shares for a total of $266,701,252. The payments for these redemptions took place on January 18, 2023. The Company determined that it incorrectly presented the Public Shares tendered for redemption within temporary equity instead of as a current liability as of December 31, 2022. The Company believes that the incorrect classification of the Public Shares tendered for redemption was material enough that the judgment of a reasonable person relying upon the report would have been changed or influenced by the inclusion or correction of the item. The Company concluded that restatement was required to reflect an aggregate of 25,943,810 Public Shares in the amount of $266,701252 as a reduction of temporary equity and an addition to current liabilities.

The reclassification of amounts from temporary equity to a liability resulted in non-cash financial statement corrections and will have no impact on the Company’s current or previously reported cash position, operating expenses, or total operating, investing or financing cash flows.

The following tables summarize the effect of the restatement on each financial statement line item as of the dates, and for the periods, indicated:

	December 31, 2022
	As Previously Reported	Adjustments	As Restated
Balance Sheet
Class A ordinary shares tendered for redemption	$—	$266,701,252	$266,701,252
Total current liabilities	$2,606,796	$266,701,252	$269,308,048
Class A ordinary shares subject to possible redemption; 4,056,190 and 0 shares outstanding at redemption value of approximately $10.32 and $0 per share as of December 2022 and December 31, 2021, respectively.	$308,561,515	$(266,701,252)	$41,860,263